UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.634%	4/10/49	560,000	$507,348	(a)
Banc of America Funding Corp., 2015-R3 1A2	0.643%	3/27/36	28,132,676	16,063,758	(a)(b)
Banc of America Funding Trust, 2015-R2 10A2	0.857%	6/29/37	7,525,906	4,106,495	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	0.613%	11/26/36	16,500,000	12,154,278	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW14 AJ	5.273%	12/11/38	6,284,299	6,182,591
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	3,233,237	2,587,110	(a)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.442%	2/15/31	870,000	824,440	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	3,205,000	3,113,272
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.471%	3/10/46	17,448,054	1,082,230	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,546,436	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	795,261
Connecticut Avenue Securities, 2015-C03 2M2	5.488%	7/25/25	970,000	1,028,070	(a)(b)
Connecticut Avenue Securities, 2016-C04 1M2	4.726%	1/25/29	14,280,000	14,427,812	(a)(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.668%	6/25/47	9,417,908	7,347,784	(a)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.126%	6/15/38	266,468	192,783	(a)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	1,700,000	1,688,762	(a)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,840,000	4,321,943
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.699%	6/15/39	1,260,000	1,056,772	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,230,000	3,852,266	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.653%	6/27/46	5,627,119	5,354,340	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.780%	1/27/36	4,395,670	2,813,802	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.831%	9/15/38	913,000	893,806	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.304%	9/15/38	3,600,000	3,417,852	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,000,397	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	897,643	(b)
Credit Suisse Mortgage Trust, 2015-12R 2A2	0.946%	11/30/37	22,755,000	13,539,225	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.981%	3/15/17	2,370,000	2,294,679	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	4.624%	3/15/17	2,540,000	2,416,175	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.728%	4/15/36	5,026,612	2,432,785	(a)(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.680%	8/25/19	65,801,468	832,152	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.362%	11/25/19	31,937,805	1,109,187	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,865,140	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	849,613	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.784%	5/16/55	16,978,014	998,407	(a)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.795%	8/10/45	29,540,000	12,554,500	(a)
GS Mortgage Securities Trust, 2016-ICE2 E	8.942%	2/15/33	5,320,000	5,351,166	(a)(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.706%	11/15/16	3,280,000	3,242,643	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.449%	11/15/47	1,440,000	1,529,356	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	4,736,819
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,563,874	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	3,100,000	$2,599,350	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.007%	2/15/51	225,000	214,030	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	5,380,000	2,451,496	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,350,000	4,716,271	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.706%	10/15/19	1,200,000	1,180,496	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	4.081%	6/15/29	1,520,000	1,475,302	(a)(b)
Lone Star Portfolio Trust	7.414%	9/15/20	5,432,274	5,135,050	(b)
Lone Star Portfolio Trust, 2015-LSP F	7.342%	9/15/28	5,545,947	5,304,181	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,040,000	5,946,913	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,810,000	2,373,697	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.175%	9/12/49	870,000	705,845	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	5,319,714	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,240,000	938,138
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,530,000	6,636,747
Morgan Stanley Re-remic Trust, 2015-R6 1B	0.713%	7/26/45	7,115,907	2,815,886	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	5,890,000	5,600,181	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,030,785	1,958,761	(b)
RBSSP Resecuritization Trust, 2013-4 1A2	1.946%	12/26/37	19,280,695	10,912,874	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4	21.397%	5/25/35	2,788,204	4,122,649	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.038%	5/25/37	14,594,344	10,036,028	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.612%	7/25/36	20,984,664	7,025,768	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,092,555
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,319,000	1,413,197
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.907%	9/15/57	4,390,000	3,431,472	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,402,811
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,721,151

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $254,973,689)				251,103,535

ASSET-BACKED SECURITIES - 5.6%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.508%	8/25/34	1,942,083	1,689,046	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.138%	7/25/37	1,266,000	1,141,953	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.721%	2/15/30	4,045,807	3,586,552	(a)
Greenpoint Manufactured Housing, 1999-2 A2	3.076%	3/18/29	450,000	393,981	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	11,612,936	11,515,448
Greenpoint Manufactured Housing, 2001-2 IA2	3.945%	2/20/32	25,000	22,396	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.947%	3/13/32	25,000	22,426	(a)
GSAMP Trust, 2005-SEA1 M2	1.388%	1/25/35	4,725,750	3,981,064	(a)(b)
Home Equity Asset Trust, 2005-07 M2	0.958%	1/25/36	8,990,000	6,429,350	(a)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	0.978%	9/25/35	7,260,000	5,977,639	(a)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.838%	8/25/36	8,810,000	6,801,982	(a)
Residential Asset Securities Corp., 2005-KS10 M2	0.928%	11/25/35	8,770,000	7,726,216	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $48,430,438)				49,288,053

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 21.4%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 1.3%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	4,430,000	$4,706,875
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	800,000	850,000
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	1,520,000	1,605,500
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	4,558,000	4,780,203	(b)

Total Auto Components				11,942,578

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,842,924

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	567,675	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,673,477
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	881,293
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	1,431,150	(b)

Total Hotels, Restaurants & Leisure				6,553,595

Internet & Catalog Retail - 0.1%
Netflix Inc., Senior Bonds	5.875%	2/15/25	495,000	532,125

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	740,000	791,800	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	276,875
DISH DBS Corp., Senior Notes	5.125%	5/1/20	360,000	369,450
DISH DBS Corp., Senior Notes	6.750%	6/1/21	350,000	372,750
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,075,772
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,237,812
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	2,660,000	2,603,475	(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,340,000	1,340,000	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,097,500	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	691,050	(b)

Total Media				14,856,484

Multiline Retail - 0.5%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	4,014,500

TOTAL CONSUMER DISCRETIONARY				40,742,206

CONSUMER STAPLES - 1.4%
Beverages - 0.8%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,388,800
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	174,000
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	447,300
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	2,000,000	2,185,000

Total Beverages				7,195,100

Food Products - 0.6%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	5,135,917	(b)

TOTAL CONSUMER STAPLES				12,331,017

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	805,587
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,308,909
California Resources Corp., Secured Notes	8.000%	12/15/22	260,000	167,752	(b)
California Resources Corp., Senior Notes	5.500%	9/15/21	90,000	41,850
California Resources Corp., Senior Notes	6.000%	11/15/24	930,000	404,550
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	159,850

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	360,000	$228,600
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	210,000	136,500
Concho Resources Inc., Senior Notes	5.500%	4/1/23	930,000	923,025
Enterprise Products Operating LLC, Junior Subordinated Notes	4.465%	8/1/66	310,000	286,750	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	351,456
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,743	(b)
MPLX LP, Senior Notes	5.500%	2/15/23	290,000	299,084	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,765,701	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,711,503	(b)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,400,000	588,000	(b)(c)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	620,000	523,900
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,031,250
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,038,950
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,856,250	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	300,264
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	434,300
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,740,000	1,661,700
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	920,000	851,000
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	32,757
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	100,000	103,750
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,339,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	60,000	48,825	(b)
SM Energy Co., Senior Notes	6.125%	11/15/22	650,000	554,125
SM Energy Co., Senior Notes	5.000%	1/15/24	310,000	249,550
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	420,000	368,550
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,110,000	1,777,675
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,060,000	1,712,375
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	164,160
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	6,030,000	5,562,675
WPX Energy Inc., Senior Notes	8.250%	8/1/23	80,000	78,850
WPX Energy Inc., Senior Notes	5.250%	9/15/24	340,000	292,400

TOTAL ENERGY				29,172,166

FINANCIALS - 2.4%
Banks - 0.7%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	2,125,000
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,220,000	3,397,100
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	749,050

Total Banks				6,271,150

Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,478,250
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,667,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	181,900

Total Consumer Finance				5,327,650

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,996,367
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	560,000	586,600	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	803,951
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	2,032,688

Total Diversified Financial Services				6,419,606

Real Estate Investment Trusts (REITs) - 0.2%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	1,220,000	1,290,150	(b)

Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,992,500	(b)

TOTAL FINANCIALS				21,301,056

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.4%
Health Care Providers & Services - 2.1%
Centene Corp., Senior Notes	5.625%	2/15/21	720,000	$762,300
Centene Corp., Senior Notes	4.750%	5/15/22	540,000	558,900
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	463,058
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	290,000	299,908
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,357,594	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,424,900	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	10,245
HCA Inc., Senior Bonds	5.375%	2/1/25	300,000	312,939
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	443,625
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	911,625
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,750,000	1,931,563
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,670,000	1,785,856
HCA Inc., Senior Secured Notes	5.250%	6/15/26	730,000	775,625
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,970,000	3,081,375

Total Health Care Providers & Services				18,119,513

Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,900,000	1,704,062	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	140,000	127,050	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	700,000	654,500	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	650,000	541,125	(b)

Total Pharmaceuticals				3,026,737

TOTAL HEALTH CARE				21,146,250

INDUSTRIALS - 1.8%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	67,457	77,579

Commercial Services & Supplies - 1.3%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	685,075	(b)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	3,000,000	3,155,625
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	135,525
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,375,000	2,450,430
West Corp., Senior Notes	5.375%	7/15/22	5,510,000	5,158,738	(b)

Total Commercial Services & Supplies				11,585,393

Road & Rail - 0.5%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,690,000	4,830,700	(b)

TOTAL INDUSTRIALS				16,493,672

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.6%
First Data Corp., Senior Notes	7.000%	12/1/23	3,910,000	4,037,075	(b)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	213,000	222,189	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	750,000	758,438	(b)

Total IT Services				5,017,702

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.500%	2/1/25	140,000	126,350

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.1%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	800,000	$837,609	(b)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	416,575	(b)

Total Software				1,254,184

TOTAL INFORMATION TECHNOLOGY				6,398,236

MATERIALS - 2.2%
Chemicals - 0.6%
Axiall Corp., Senior Notes	4.875%	5/15/23	660,000	681,038
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	3,590,000	3,711,162
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,189,216	(b)

Total Chemicals				5,581,416

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.653%	12/15/19	480,000	485,400	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	2,220,000	2,244,975	(b)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	1,006,800
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	1,125,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,331,925	(b)

Total Containers & Packaging				6,194,100

Metals & Mining - 0.9%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,407,500	(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	340,000	377,400	(b)(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	465,618
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	1,340,000	1,413,700
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	2,757,375

Total Metals & Mining				7,421,593

TOTAL MATERIALS				19,197,109

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	127,350
CenturyLink Inc., Senior Notes	5.800%	3/15/22	3,980,000	4,084,475

Total Diversified Telecommunication Services				4,211,825

Wireless Telecommunication Services - 1.7%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,500,000	2,531,250	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,260,000	1,267,094	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,942,653
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	200,000	216,000	(b)
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,599,375	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	10,000	9,548
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	900,000	994,500
Sprint Corp., Senior Notes	7.250%	9/15/21	3,080,000	2,889,440
Sprint Corp., Senior Notes	7.875%	9/15/23	550,000	504,972
Sprint Corp., Senior Notes	7.625%	2/15/25	2,810,000	2,521,975
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000	510,000

Total Wireless Telecommunication Services				14,986,807

TOTAL TELECOMMUNICATION SERVICES				19,198,632

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	8.000%	6/1/20	440,000	519,200
AES Corp., Senior Notes	7.375%	7/1/21	960,000	1,094,400
AES Corp., Senior Notes	5.500%	4/15/25	30,000	30,862

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - (continued)
Calpine Corp., Senior Notes	5.250%	6/1/26	1,690,000		$1,711,125	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630		152,587

Total Utilities					3,508,174

TOTAL CORPORATE BONDS & NOTES (Cost - $183,919,672)					189,488,518

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Brazil - 0.0%
Federative Republic of Brazil, Notes (Cost - $1,210)	6.000%	8/15/50	55	BRL	18

SENIOR LOANS - 10.9%
CONSUMER DISCRETIONARY - 5.7%
Distributors - 0.4%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	3,295,154		3,307,010	(e)(f)

Diversified Consumer Services - 0.8%
Nord Anglia Education Finance LLC, Term Loan	5.000%	3/31/21	3,903,717		3,884,199	(e)(f)(g)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	2,984,810		3,001,116	(e)(f)

Total Diversified Consumer Services					6,885,315

Hotels, Restaurants & Leisure - 1.5%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	2,741,212		2,755,488	(e)(f)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	2,577,175		2,592,680	(e)(f)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,677,292		1,683,058	(e)(f)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	967,720		970,139	(e)(f)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,575,635		3,589,044	(e)(f)
Station Casinos LLC, 2016 Term Loan B	—	6/8/23	2,000,000		2,000,600	(g)

Total Hotels, Restaurants & Leisure					13,591,009

Media - 1.2%
Charter Communications Operating LLC, 2016 Term Loan H	—	8/24/21	2,000,000		2,007,400	(g)
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	1,995,000		2,006,934	(e)(f)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	3,694,997		3,698,462	(e)(f)
Ziggo Financing Partnership, USD Term Loan B1	3.652%	1/15/22	1,109,362		1,105,895	(e)(f)
Ziggo Financing Partnership, USD Term Loan B2A	3.651 - 3.701%	1/15/22	714,894		712,660	(e)(f)
Ziggo Financing Partnership, USD Term Loan B3	3.701%	1/15/22	1,175,745		1,172,070	(e)(f)

Total Media					10,703,421

Multiline Retail - 0.2%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,962,267		1,851,768	(e)(f)

Specialty Retail - 1.6%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	2,984,046		2,889,553	(e)(f)
CWGS Group LLC, Term Loan	5.750%	2/20/20	2,854,743		2,861,880	(e)(f)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,964,467		1,973,062	(e)(f)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	2,469,694		2,472,781	(e)(f)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	3,848,194		3,859,566	(e)(f)

Total Specialty Retail					14,056,842

TOTAL CONSUMER DISCRETIONARY					50,395,365

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	982,311		983,386	(e)(f)
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	2,082,667		2,101,306	(e)(f)

TOTAL CONSUMER STAPLES					3,084,692

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	356,228	$267,171	(c)(e)(f)

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.7%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	1,989,950	1,958,027	(e)(f)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	3,840,000	3,879,602	(e)(f)(g)
Select Medical Corp., Series F Term Loan B	6.000 - 7.500%	3/3/21	638,400	645,375	(e)(f)

Total Health Care Providers & Services				6,483,004

Pharmaceuticals - 0.8%
Convatec Inc., USD Term Loan	4.250%	6/15/20	881,023	882,668	(e)(f)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	2,984,772	2,973,579	(e)(f)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.000%	4/1/22	2,887,369	2,869,684	(e)(f)

Total Pharmaceuticals				6,725,931

TOTAL HEALTH CARE				13,208,935

INDUSTRIALS - 1.1%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	1,990,000	2,012,387	(e)(f)

Airlines - 0.3%
American Airlines Inc., New Term Loan	3.250%	6/27/20	2,962,500	2,957,562	(e)(f)

Commercial Services & Supplies - 0.3%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	974,503	973,742	(e)(f)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	994,911	993,252	(e)(f)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	448,355	445,646	(e)(f)

Total Commercial Services & Supplies				2,412,640

Electrical Equipment - 0.1%
Generac Power Systems Inc., Term Loan B	3.500%	5/31/20	795,000	790,901	(e)(f)

Machinery - 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	1,083,291	1,032,851	(e)(f)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	293,152	272,998	(e)(f)

Total Machinery				1,305,849

TOTAL INDUSTRIALS				9,479,339

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
First Data Corp., Extended 2021 Term Loan	4.488%	3/24/21	1,675,336	1,685,044	(e)(f)

Software - 0.2%
Sophia LP, 2015 Term Loan B	4.750%	9/30/22	1,989,975	1,994,452	(e)(f)

TOTAL INFORMATION TECHNOLOGY				3,679,496

MATERIALS - 0.6%
Containers & Packaging - 0.5%
Berry Plastics Holding Corp., Term Loan H	3.750%	10/3/22	3,759,515	3,777,530	(e)(f)(g)
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	734,985	723,961	(e)(f)

Total Containers & Packaging				4,501,491

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	1,125,569	1,104,728	(e)(f)

TOTAL MATERIALS				5,606,219

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000		$1,900,626	(e)(f)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	3,595,771		3,585,178	(e)(f)

Total Diversified Telecommunication Services					5,485,804

Wireless Telecommunication Services - 0.4%
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	2,992,500		3,019,807	(e)(f)

TOTAL TELECOMMUNICATION SERVICES					8,505,611

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	2,500,000		2,507,032	(e)(f)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	143,205		142,489	(e)(f)

TOTAL UTILITIES					2,649,521

TOTAL SENIOR LOANS (Cost - $95,569,409)					96,876,349

SOVEREIGN BONDS - 23.0%
Argentina - 0.7%
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,590,000		2,793,315	(b)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,710,000		1,861,335	(b)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,130,000		1,206,275	(b)

Total Argentina					5,860,925

Brazil - 4.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	91,887,000	BRL	26,156,282
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		3,154,560
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,593,290
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	32,754,000	BRL	9,967,958

Total Brazil					42,872,090

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		551,250

Indonesia - 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,047,400	(h)

Mexico - 6.2%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	604,332
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	11,302,210
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	23,962,812
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	12,208,854
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,471,363
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,611,250

Total Mexico					55,160,821

Peru - 0.4%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		698,700
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		3,200,400

Total Peru					3,899,100

Poland - 6.1%
Republic of Poland, Bonds	2.000%	4/25/21	5,180,000	PLN	1,319,429
Republic of Poland, Bonds	3.250%	7/25/25	72,410,000	PLN	19,244,478
Republic of Poland, Bonds	2.500%	7/25/26	135,680,000	PLN	33,758,064

Total Poland					54,321,971

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Portugal - 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	1,510,000		$1,542,448	(b)

Russia - 4.1%
Russian Federal Bond, Bonds	7.000%	8/16/23	356,920,000	RUB	5,047,668
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	9,607,086
Russian Federal Bond, Bonds	8.150%	2/3/27	451,510,000	RUB	6,792,492
Russian Federal Bond, Bonds	7.050%	1/19/28	1,069,290,000	RUB	14,796,517

Total Russia					36,243,763

Turkey - 0.3%
Republic of Turkey, Senior Notes	4.875%	4/16/43	2,500,000		2,324,138

TOTAL SOVEREIGN BONDS (Cost - $217,646,364)					203,823,906

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
U.S. Government Obligations - 5.5%
U.S. Treasury Notes	0.500%	2/28/17	15,000,000		15,005,400
U.S. Treasury Notes	0.750%	2/28/18	20,000,000		20,032,040
U.S. Treasury Notes	1.625%	6/30/20	13,000,000		13,351,663
U.S. Treasury Notes	2.000%	8/15/25	300,000		314,303

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $48,497,118)					48,703,406

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS(Cost - $113,913)			4,873		36,255	*(c)(i)

	RATE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $818,341)	6.602%		32,991		838,631	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $849,970,154)					840,158,671

SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $66,659,514)	0.250%		66,659,514		66,659,514

TOTAL INVESTMENTS - 102.3% (Cost - $916,629,668#)					906,818,185
Liabilities in Excess of Other Assets - (2.3)%					(20,820,700)

TOTAL NET ASSETS - 100.0%					$885,997,485

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	All or a portion of this loan is unfunded as of July 31, 2016. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
DIP	— Debtor-in-Possession
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$248,687,360	$2,416,175	$251,103,535
Asset-Backed Securities	—	49,288,053	—	49,288,053
Corporate Bonds & Notes	—	189,488,518	—	189,488,518
Non-U.S. Treasury Inflation Protected Securities	—	18	—	18
Senior Loans:
Consumer Discretionary	—	46,511,166	3,884,199	50,395,365
Health Care	—	12,563,560	645,375	13,208,935
Utilities	—	2,507,032	142,489	2,649,521
Other Senior Loans	—	30,622,528	—	30,622,528
Sovereign Bonds	—	203,823,906	—	203,823,906
U.S. Government & Agency Obligations	—	48,703,406	—	48,703,406
Common Stocks	—	—	36,255	36,255
Preferred Stocks	$838,631	—	—	838,631

Total Long-Term Investments	$838,631	$832,195,547	$7,124,493	$840,158,671

Short-Term Investments†:	$66,659,514	—	—	$66,659,514

Total Investments	$67,498,145	$832,195,547	$7,124,493	$906,818,185

Other Financial Instruments:
Futures Contracts	$17,941,432	—	—	$17,941,432
Forward Foreign Currency Contracts	—	$2,433,371	—	2,433,371
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	679,152	—	679,152

Total Other Financial Instruments	$17,941,432	$3,112,523	—	$21,053,955

Total	$85,439,577	$835,308,070	$7,124,493	$927,872,140

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,673,036	—	—	$1,673,036
Forward Foreign Currency Contracts	—	$3,554,762	—	3,554,762

Total	$1,673,036	$3,554,762	—	$5,227,798

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,471,110
Gross unrealized depreciation	(30,282,593)

Net unrealized depreciation	$(9,811,483)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	42	3/17	$10,363,636	$10,409,700	$46,064
90-Day Eurodollar	500	12/17	123,389,125	123,806,250	417,125
Euro-Bobl	335	9/16	49,577,175	50,063,447	486,272
U.S. Treasury 2-Year Notes	100	9/16	21,870,638	21,900,000	29,362
U.S. Treasury 5-Year Notes	1,099	9/16	131,799,060	134,095,172	2,296,112
U.S. Treasury Ultra Long-Term Bonds	905	9/16	158,220,992	172,430,781	14,209,789

					17,484,724

Contracts to Sell:
90-Day Eurodollar	17	9/16	4,220,195	4,216,425	3,770
90-Day Eurodollar	2,634	12/16	653,363,113	653,001,525	361,588
Euro	31	9/16	4,431,931	4,340,581	91,350
Japanese 10-Year Bonds	37	9/16	55,092,668	55,335,914	(243,246)
U.S. Treasury Long-Term Bonds	125	9/16	20,374,898	21,804,688	(1,429,790)

					(1,216,328)

Net unrealized appreciation on open futures contracts					$16,268,396

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,243,898	EUR	5,439,078	Bank of America N.A.	8/12/16	$160,730
CAD	69,317,890	USD	54,054,727	Citibank N.A.	8/12/16	(959,795)
EUR	273,001	USD	304,254	Citibank N.A.	8/12/16	1,075
USD	14,286,677	EUR	12,460,579	Citibank N.A.	8/12/16	350,527
USD	31,029,488	EUR	28,020,000	Bank of America N.A.	10/14/16	(393,842)
USD	52,322,405	JPY	5,241,240,000	Bank of America N.A.	10/14/16	812,242
USD	73,926,344	CNY	497,820,000	Barclays Bank PLC	10/14/16	(715,099)
USD	53,631,022	EUR	48,385,108	Barclays Bank PLC	10/14/16	(630,977)
USD	15,433,224	PLN	61,790,000	Barclays Bank PLC	10/14/16	(397,082)
BRL	7,912,500	USD	2,327,548	Citibank N.A.	10/14/16	57,231
INR	2,158,520,000	USD	31,526,199	Citibank N.A.	10/14/16	304,355
USD	24,481,914	EUR	22,096,588	Citibank N.A.	10/14/16	(298,541)
USD	51,490,858	JPY	5,163,245,833	Citibank N.A.	10/14/16	747,211
USD	131,736	JPY	13,600,000	Citibank N.A.	10/14/16	(1,923)
USD	181,074	MXN	3,442,214	Citibank N.A.	10/14/16	(1,112)
USD	37,444,787	SGD	50,440,000	Citibank N.A.	10/14/16	(156,391)

Total						$(1,121,391)

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi

Notes to Schedule of Investments (unaudited) (continued)

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	$17,146,800	12/20/20	5.000% quarterly	$839,140	$159,988	$679,152

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016